Inventory	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Inventory
18.	Inventory

During the year, certain LPG cylinders held by QIND and previously classified within inventory were reclassified to property, plant and equipment following a reassessment of their nature and use within the business. These assets are held for ongoing operational use over multiple reporting periods rather than for sale in the ordinary course of business.

This reclassification was identified as part of the purchase price allocation and 2025 audit procedures.

	2025	2024
	€’000	€’000
LPG distribution materials and consumables (QIND / Al Shola)	171	1,191
	171	1,191